Leases, Future Minimum Time-Charter Receipts (Details) $ in Thousands	6 Months Ended
Jun. 30, 2022 USD ($) Vessel
Future Minimum Time-charter Receipts from Vessels in Operation [Abstract]
2022 (remaining)	$ 41,814
2023	81,772
2024	44,525
2025	11,879
2026 to 2037	98,545
Total	$ 278,535
Estimated off-hire time	20 days
Cargill International SA [Member]
Charter Agreements [Abstract]
Number of vessels operated under time charters | Vessel	1
CTC [Member]
Charter Agreements [Abstract]
Number of vessels operated under time charters | Vessel	1
Clearlake Shipping Pte Ltd [Member]
Charter Agreements [Abstract]
Number of vessels operated under time charters | Vessel	2
Trafigura Maritime Logistics Pte Ltd. [Member]
Charter Agreements [Abstract]
Number of vessels operated under time charters | Vessel	4